Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date		rr_ProspectusDate	May 01, 2015
Supplement [Text Block]		bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Alternative Strategies V.I. Fund

BlackRock iShares® Dynamic Allocation V.I. Fund

BlackRock iShares® Dynamic Fixed Income V.I. Fund

BlackRock iShares® Equity Appreciation V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated August 3, 2015

to the Prospectuses and Statement of Additional Information of each Fund, each dated May 1, 2015

Effective as of August 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to cap net expenses of Class I and Class III Shares of each Fund at lower levels. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if a Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, each Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Prospectus entitled “Fund Overview—Key Facts about BlackRock iShares® Alternative Strategies V.I. Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	5.57%	5.05%
Other Expenses of the Subsidiary[3]	—	—
Acquired Fund Fees and Expenses[4]	0.41%	0.41%
Total Annual Fund Operating Expenses[2,4]	6.23%	5.96%
Fee Waivers and/or Expense Reimbursements[5]	(5.17)%	(4.65)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	1.06%	1.31%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.

[2]	Other Expenses have been restated to reflect current fees.

[3]	Other Expenses of the BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. were less than 0.01% for the Fund’s last fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses to reflect current fees.

[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.65% (for Class I Shares) and 0.90% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$108	$1387	$2635	$5623
Class III Shares	$133	$1358	$2558	$5461

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

The section of the Prospectus entitled “Fund Overview—Key Facts about BlackRock iShares® Dynamic Allocation V.I. Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	4.25%	5.85%
Other Expenses of the Subsidiary[3]	—	—
Acquired Fund Fees and Expenses[4]	0.27%	0.27%
Total Annual Fund Operating Expenses[2,4]	4.67%	6.52%
Fee Waivers and/or Expense Reimbursements[5]	(3.87)%	(5.47)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.80%	1.05%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.

[2]	Other Expenses have been restated to reflect current fees.

[3]	Other Expenses of the BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd. were less than 0.01% for the Fund’s last fiscal year.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses to reflect current fees.

[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.53% (for Class I Shares) and 0.78% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$82	$1058	$2041	$4527
Class III Shares	$107	$1442	$2737	$5805

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

The section of the Prospectus entitled “Fund Overview—Key Facts about BlackRock iShares® Dynamic Fixed Income V.I. Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	4.74%	5.90%
Acquired Fund Fees and Expenses[3]	0.25%	0.25%
Total Annual Fund Operating Expenses[2,3]	5.14%	6.55%
Fee Waivers and/or Expense Reimbursements[4]	(4.39)%	(5.55)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.75%	1.00%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of other expenses to reflect current fees.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Class I Shares) and 0.75% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$77	$1147	$2214	$4869
Class III Shares	$102	$1443	$2743	$5821

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

The section of the Prospectus entitled “Fund Overview—Key Facts about BlackRock iShares® Equity Appreciation V.I. Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	5.07%	7.65%
Acquired Fund Fees and Expenses[3]	0.27%	0.27%
Total Annual Fund Operating Expenses[2,3]	5.49%	8.32%
Fee Waivers and/or Expense Reimbursements[4]	(4.77)%	(7.35)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.72%	0.97%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of other expenses to reflect current fees.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.45% (for Class I Shares) and 0.70% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$74	$1213	$2341	$5114
Class III Shares	$99	$1773	$3338	$6817

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

BlackRock iShares(R) Alternative Strategies V.I. Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Alternative Strategies V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated August 3, 2015

to the Prospectuses and Statement of Additional Information of each Fund, each dated May 1, 2015

Effective as of August 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to cap net expenses of Class I and Class III Shares of each Fund at lower levels. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if a Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, each Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Prospectus entitled “Fund Overview—Key Facts about BlackRock iShares® Alternative Strategies V.I. Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	5.57%	5.05%
Other Expenses of the Subsidiary[3]	—	—
Acquired Fund Fees and Expenses[4]	0.41%	0.41%
Total Annual Fund Operating Expenses[2,4]	6.23%	5.96%
Fee Waivers and/or Expense Reimbursements[5]	(5.17)%	(4.65)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	1.06%	1.31%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.

[2]	Other Expenses have been restated to reflect current fees.

[3]	Other Expenses of the BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. were less than 0.01% for the Fund’s last fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses to reflect current fees.

[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.65% (for Class I Shares) and 0.90% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$108	$1387	$2635	$5623
Class III Shares	$133	$1358	$2558	$5461

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	34.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
BlackRock iShares(R) Alternative Strategies V.I. Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Subsidiary	[2]	rr_Component1OtherExpensesOverAssets
Other Expenses	[3]	rr_OtherExpensesOverAssets	5.57%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	6.23%
Fee Waivers and/or Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[5]	rr_NetExpensesOverAssets	1.06%
1 Year		rr_ExpenseExampleYear01	$ 108
3 Years		rr_ExpenseExampleYear03	1,387
5 Years		rr_ExpenseExampleYear05	2,635
10 Years		rr_ExpenseExampleYear10	$ 5,623
BlackRock iShares(R) Alternative Strategies V.I. Fund | Class III Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Subsidiary	[2]	rr_Component1OtherExpensesOverAssets
Other Expenses	[3]	rr_OtherExpensesOverAssets	5.05%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	5.96%
Fee Waivers and/or Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(4.65%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[5]	rr_NetExpensesOverAssets	1.31%
1 Year		rr_ExpenseExampleYear01	$ 133
3 Years		rr_ExpenseExampleYear03	1,358
5 Years		rr_ExpenseExampleYear05	2,558
10 Years		rr_ExpenseExampleYear10	$ 5,461
BlackRock iShares(R) Dynamic Allocation V.I. Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Dynamic Allocation V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated August 3, 2015

to the Prospectuses and Statement of Additional Information of each Fund, each dated May 1, 2015

Effective as of August 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to cap net expenses of Class I and Class III Shares of each Fund at lower levels. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if a Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, each Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Prospectus entitled “Fund Overview—Key Facts about BlackRock iShares® Dynamic Allocation V.I. Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	4.25%	5.85%
Other Expenses of the Subsidiary[3]	—	—
Acquired Fund Fees and Expenses[4]	0.27%	0.27%
Total Annual Fund Operating Expenses[2,4]	4.67%	6.52%
Fee Waivers and/or Expense Reimbursements[5]	(3.87)%	(5.47)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5]	0.80%	1.05%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.

[2]	Other Expenses have been restated to reflect current fees.

[3]	Other Expenses of the BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd. were less than 0.01% for the Fund’s last fiscal year.

[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses to reflect current fees.

[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.53% (for Class I Shares) and 0.78% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$82	$1058	$2041	$4527
Class III Shares	$107	$1442	$2737	$5805

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	25.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
BlackRock iShares(R) Dynamic Allocation V.I. Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Subsidiary	[6]	rr_Component1OtherExpensesOverAssets
Other Expenses	[3]	rr_OtherExpensesOverAssets	4.25%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	4.67%
Fee Waivers and/or Expense Reimbursements	[7]	rr_FeeWaiverOrReimbursementOverAssets	(3.87%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[7]	rr_NetExpensesOverAssets	0.80%
1 Year		rr_ExpenseExampleYear01	$ 82
3 Years		rr_ExpenseExampleYear03	1,058
5 Years		rr_ExpenseExampleYear05	2,041
10 Years		rr_ExpenseExampleYear10	$ 4,527
BlackRock iShares(R) Dynamic Allocation V.I. Fund | Class III Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Subsidiary	[6]	rr_Component1OtherExpensesOverAssets
Other Expenses	[3]	rr_OtherExpensesOverAssets	5.85%
Acquired Fund Fees and Expenses	[4]	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	6.52%
Fee Waivers and/or Expense Reimbursements	[7]	rr_FeeWaiverOrReimbursementOverAssets	(5.47%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[7]	rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 107
3 Years		rr_ExpenseExampleYear03	1,442
5 Years		rr_ExpenseExampleYear05	2,737
10 Years		rr_ExpenseExampleYear10	$ 5,805
BlackRock iShares(R) Dynamic Fixed Income V.I. Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Dynamic Fixed Income V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated August 3, 2015

to the Prospectuses and Statement of Additional Information of each Fund, each dated May 1, 2015

Effective as of August 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to cap net expenses of Class I and Class III Shares of each Fund at lower levels. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if a Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, each Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Prospectus entitled “Fund Overview—Key Facts about BlackRock iShares® Dynamic Fixed Income V.I. Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	4.74%	5.90%
Acquired Fund Fees and Expenses[3]	0.25%	0.25%
Total Annual Fund Operating Expenses[2,3]	5.14%	6.55%
Fee Waivers and/or Expense Reimbursements[4]	(4.39)%	(5.55)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.75%	1.00%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of other expenses to reflect current fees.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Class I Shares) and 0.75% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$77	$1147	$2214	$4869
Class III Shares	$102	$1443	$2743	$5821

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	61.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of other expenses to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
BlackRock iShares(R) Dynamic Fixed Income V.I. Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[3]	rr_OtherExpensesOverAssets	4.74%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	[3],[8]	rr_ExpensesOverAssets	5.14%
Fee Waivers and/or Expense Reimbursements	[9]	rr_FeeWaiverOrReimbursementOverAssets	(4.39%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[9]	rr_NetExpensesOverAssets	0.75%
1 Year		rr_ExpenseExampleYear01	$ 77
3 Years		rr_ExpenseExampleYear03	1,147
5 Years		rr_ExpenseExampleYear05	2,214
10 Years		rr_ExpenseExampleYear10	$ 4,869
BlackRock iShares(R) Dynamic Fixed Income V.I. Fund | Class III Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[3]	rr_OtherExpensesOverAssets	5.90%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	[3],[8]	rr_ExpensesOverAssets	6.55%
Fee Waivers and/or Expense Reimbursements	[9]	rr_FeeWaiverOrReimbursementOverAssets	(5.55%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[9]	rr_NetExpensesOverAssets	1.00%
1 Year		rr_ExpenseExampleYear01	$ 102
3 Years		rr_ExpenseExampleYear03	1,443
5 Years		rr_ExpenseExampleYear05	2,743
10 Years		rr_ExpenseExampleYear10	$ 5,821
BlackRock iShares(R) Equity Appreciation V.I. Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		bvsfi_SupplementTextBlock

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock iShares® Equity Appreciation V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated August 3, 2015

to the Prospectuses and Statement of Additional Information of each Fund, each dated May 1, 2015

Effective as of August 1, 2015, BlackRock Advisors, LLC (“BlackRock”) has agreed contractually to cap net expenses of Class I and Class III Shares of each Fund at lower levels. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if a Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, each Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Prospectus entitled “Fund Overview—Key Facts about BlackRock iShares® Equity Appreciation V.I. Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2]	5.07%	7.65%
Acquired Fund Fees and Expenses[3]	0.27%	0.27%
Total Annual Fund Operating Expenses[2,3]	5.49%	8.32%
Fee Waivers and/or Expense Reimbursements[4]	(4.77)%	(7.35)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.72%	0.97%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of other expenses to reflect current fees.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.45% (for Class I Shares) and 0.70% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$74	$1213	$2341	$5114
Class III Shares	$99	$1773	$3338	$6817

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	16.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of other expenses to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
BlackRock iShares(R) Equity Appreciation V.I. Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[3]	rr_OtherExpensesOverAssets	5.07%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	[3],[8]	rr_ExpensesOverAssets	5.49%
Fee Waivers and/or Expense Reimbursements	[10]	rr_FeeWaiverOrReimbursementOverAssets	(4.77%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[10]	rr_NetExpensesOverAssets	0.72%
1 Year		rr_ExpenseExampleYear01	$ 74
3 Years		rr_ExpenseExampleYear03	1,213
5 Years		rr_ExpenseExampleYear05	2,341
10 Years		rr_ExpenseExampleYear10	$ 5,114
BlackRock iShares(R) Equity Appreciation V.I. Fund | Class III Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[3]	rr_OtherExpensesOverAssets	7.65%
Acquired Fund Fees and Expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	[3],[8]	rr_ExpensesOverAssets	8.32%
Fee Waivers and/or Expense Reimbursements	[10]	rr_FeeWaiverOrReimbursementOverAssets	(7.35%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[10]	rr_NetExpensesOverAssets	0.97%
1 Year		rr_ExpenseExampleYear01	$ 99
3 Years		rr_ExpenseExampleYear03	1,773
5 Years		rr_ExpenseExampleYear05	3,338
10 Years		rr_ExpenseExampleYear10	$ 6,817

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.
[2]	Other Expenses of the BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. were less than 0.01% for the Fund’s last fiscal year.
[3]	Other Expenses have been restated to reflect current fees.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses to reflect current fees.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.65% (for Class I Shares) and 0.90% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	Other Expenses of the BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd. were less than 0.01% for the Fund’s last fiscal year.
[7]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.53% (for Class I Shares) and 0.78% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of other expenses to reflect current fees.
[9]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Class I Shares) and 0.75% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[10]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.45% (for Class I Shares) and 0.70% (for Class III Shares) of average daily net assets until May 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.